Disposal of Nicaraguan Group - Schedule of Results From Discontinued Operation (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 14, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Deferred income tax expense		$ (3,264)	$ (9,968)
Net income (loss) from discontinued operations		$ 6,982	(89,646)
Nicaraguan Group
Disclosure of analysis of single amount of discontinued operations [line items]
Gold revenue	$ 162,010		173,637
Production costs	(111,403)		(125,257)
Depreciation and depletion	(17,685)		(58,231)
Royalties and production taxes	(5,727)		(6,214)
Total cost of sales	(134,815)		(189,702)
Gross profit (loss)	27,195		(16,065)
General and administrative	(3,237)		(4,845)
Share-based payments	(1,827)		(3,380)
Impairment of long-lived assets, net	0		(37,167)
Write-off of mineral property interests	0		4,780
Provision for non-recoverable input taxes	(173)		(2,464)
Community relations	(1,574)		(2,641)
Foreign exchange losses	(1,107)		(82)
Other	(334)		(2,031)
Operating income (loss)	18,943		(73,455)
Interest and financing expense	(872)		(1,109)
Other	170		149
Income (loss) before taxes	18,241		(74,415)
Current income tax, withholding and other taxes expense	(7,995)		(5,263)
Deferred income tax expense	(3,264)		(9,968)
Net income (loss) from discontinued operations	$ 6,982		$ (89,646)